Provisions - Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 29, 2020	Mar. 31, 2019
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	$ 22.8	$ 17.1
Additional provisions recognized	31.0	16.3
Reductions resulting from settlement	(17.2)	(9.9)
Other	0.4	(0.7)
Provisions, closing balance	37.0	22.8
Disclosure of nature of provisions [Abstract]
Current provisions			$ 15.6	$ 8.1
Non-current provisions			21.4	14.7
Provisions	37.0	22.8	37.0	22.8
Warranty
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	12.3	9.3
Additional provisions recognized	14.5	9.1
Reductions resulting from settlement	(7.4)	(5.4)
Other	0.0	(0.7)
Provisions, closing balance	19.4	12.3
Disclosure of nature of provisions [Abstract]
Provisions	19.4	12.3	19.4	12.3
Sales contracts
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	3.0	3.0
Additional provisions recognized	0.0	0.0
Reductions resulting from settlement	0.0	0.0
Other	0.0	0.0
Provisions, closing balance	3.0	3.0
Disclosure of nature of provisions [Abstract]
Provisions	3.0	3.0	3.0	3.0
Sales returns
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	5.0	3.3
Additional provisions recognized	15.2	5.9
Reductions resulting from settlement	(9.8)	(4.2)
Other	0.3	0.0
Provisions, closing balance	10.7	5.0
Disclosure of nature of provisions [Abstract]
Provisions	10.7	5.0	10.7	5.0
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	2.5	1.5
Additional provisions recognized	1.3	1.3
Reductions resulting from settlement	0.0	(0.3)
Other	0.1	0.0
Provisions, closing balance	3.9	2.5
Disclosure of nature of provisions [Abstract]
Provisions	$ 3.9	$ 2.5	$ 3.9	$ 2.5